Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

				Shares		Fair Value
0.93%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 1.47%*			2,881,723		$2,881,723
3.33%	EXCHANGE TRADED FUNDS

	SPDR S&P 500 ETF Trust			23,600		10,348,836
102.84%	PURCHASED OPTIONS

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
99.97%	CALL OPTIONS

	SPDR S&P 500 ETF Trust	3,219	$141,156,369	$0.01	11/17/21 $	140,721,364
	SPDR S&P 500 ETF Trust	2,280	99,980,280	0.01	12/21/22	98,459,218
	SPDR S&P 500 ETF Trust	313	13,725,363	0.01	01/18/23	13,423,944
	SPDR S&P 500 ETF Trust	344	15,084,744	0.01	02/16/23	14,855,247
	SPDR S&P 500 ETF Trust	232	10,173,432	0.01	05/18/23	10,005,938
	SPDR S&P 500 ETF Trust	260	11,401,260	0.01	06/21/23	11,173,158
	SPDR S&P 500 ETF Trust	504	22,100,904	0.01	08/17/23	21,658,735

	TOTAL CALL OPTIONS PURCHASED					310,297,604
2.87%	PUT OPTIONS

	SPDR S&P 500 ETF Trust	618	27,099,918	337.23	08/18/21	5,514
	SPDR S&P 500 ETF Trust	618	27,099,918	338.82	09/14/21	29,684
	SPDR S&P 500 ETF Trust	618	27,099,918	342.73	10/20/21	95,284
	SPDR S&P 500 ETF Trust	618	27,099,918	356.28	11/18/21	196,046
	SPDR S&P 500 ETF Trust	618	27,099,918	370.17	12/16/21	337,589
	SPDR S&P 500 ETF Trust	618	27,099,918	383.89	01/19/22	538,796
	SPDR S&P 500 ETF Trust	618	27,099,918	392.39	02/16/22	724,081
	SPDR S&P 500 ETF Trust	618	27,099,918	397.26	03/16/22	878,471
	SPDR S&P 500 ETF Trust	618	27,099,918	416.07	04/20/22	1,284,760
	SPDR S&P 500 ETF Trust	618	27,099,918	410.86	05/18/22	1,296,021
	SPDR S&P 500 ETF Trust	618	27,099,918	422.11	06/15/22	1,569,668
	SPDR S&P 500 ETF Trust	618	27,099,918	434.55	07/20/22	1,960,096

	TOTAL PUT OPTIONS PURCHASED					8,916,010
102.84%
	TOTAL PURCHASED OPTIONS					319,213,614
107.10%
	TOTAL INVESTMENTS					332,444,173
-7.10%	Liabilities, in excess of other assets					(22,031,284)
100.00%
	NET ASSETS					$310,412,889

* Effective 7 day yield as of July 31, 2021

Cboe VEST S&P 500® BUFFER STRATEGY FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

-7.39%	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
-5.79%	CALL OPTIONS

	SPDR S&P 500 ETF Trust	618	$(27,099,918)	$386.97	08/20/21 $	(3,209,069)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	392.18	09/17/21	(2,992,797)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	397.10	10/20/21	(2,786,581)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	406.69	11/16/21	(2,403,832)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	425.95	12/14/21	(1,597,882)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	439.51	01/19/22	(1,130,584)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	457.17	02/16/22	(689,347)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	459.11	03/16/22	(742,484)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	470.98	04/20/22	(544,209)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	467.34	05/18/22	(714,490)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	470.70	06/15/22	(723,041)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	486.69	07/20/22	(428,020)

	TOTAL CALL OPTIONS WRITTEN					(17,962,336)
-1.60%	PUT OPTIONS

	SPDR S&P 500 ETF Trust	618	(27,099,918)	303.51	08/18/21	(2,293)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	304.94	09/15/21	(17,843)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	308.46	10/20/21	(48,754)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	320.65	11/17/21	(99,727)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	333.15	12/15/21	(175,038)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	345.50	01/19/22	(283,894)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	353.15	02/16/22	(386,451)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	357.53	03/16/22	(482,185)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	374.46	04/20/22	(732,251)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	369.77	05/18/22	(757,718)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	379.90	06/15/22	(934,778)
	SPDR S&P 500 ETF Trust	618	(27,099,918)	391.10	07/20/22	(1,047,092)

	TOTAL PUT OPTIONS WRITTEN					(4,968,024)
-7.39%
	TOTAL OPTIONS WRITTEN					$(22,930,360)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUNDS	$2,881,723	$-	$-	$2,881,723
EXCHANGE TRADED FUNDS	10,348,836	-	-	10,348,836
PURCHASED OPTIONS		319,213,614	-	319,213,614

TOTAL INVESTMENTS	$13,230,559	$319,213,614	$-	$332,444,173

OPTIONS WRITTEN	$-	$(22,930,360)	$-	$(22,930,360)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $256,486,308 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$70,874,697
		Gross unrealized depreciation		(17,847,192)
		Net unrealized appreciation		$53,027,505